LOSS PER SHARE (Schedule of Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted net loss per ordinary share:
Net loss	$ 17,202	$ 13,846	$ 13,836
Shares used in computing net loss per ordinary share, basic and diluted	82,807,556	30,351,368	7,986,059
Net loss per ordinary share, basic and diluted	$ 0.21	$ 0.46	$ 1.73